Compensation Plans and Post-Employment Benefits - Obligation and Funded Status (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
All Other Plans
Change in projected benefit obligation:
Projected benefit obligation as of December 1	$ 263	$ 280
Past service cost	18	10	$ 20
Interest cost	5	4	6
Benefits paid	(15)	(5)
Actuarial (gain) loss on plans’ liabilities	(49)	(8)
Plan curtailments, settlements and other	1	(19)
Projected benefit obligation as of November 30	223	263	280
Change in plan assets:
Fair value of plan assets as of December 1	12	17
Return (loss) on plans’ assets	(1)	0
Employer contributions	12	17
Benefits paid	(12)	(5)
Plan settlements	(1)	(17)
Administrative expenses	0	0
Fair value of plan assets as of November 30	10	12	17
Funded status as of November 30	(213)	(250)
UK Plan
Change in projected benefit obligation:
Projected benefit obligation as of December 1	298	303
Past service cost	0	0	0
Interest cost	5	4	5
Benefits paid	(12)	(10)
Actuarial (gain) loss on plans’ liabilities	(88)	(7)
Plan curtailments, settlements and other	(6)	7
Projected benefit obligation as of November 30	198	298	303
Change in plan assets:
Fair value of plan assets as of December 1	355	325
Return (loss) on plans’ assets	(116)	31
Employer contributions	2	1
Benefits paid	(12)	(10)
Plan settlements	(5)	0
Administrative expenses	(2)	8
Fair value of plan assets as of November 30	222	355	$ 325
Funded status as of November 30	$ 24	$ 56